                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21861
                                  ----------------------------------------------

                      AMERICAN CENTURY GROWTH FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                 64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  07-31
                        --------------------------------------------------------

Date of reporting period:  01-31-2009
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

SEMIANNUAL REPORT
JANUARY 31, 2009

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

LEGACY FOCUSED LARGE CAP FUND
LEGACY LARGE CAP FUND
LEGACY MULTI CAP FUND

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
January 31, 2009. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments(R) is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/ Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . .  . . . . .      2
      Market Index Total Returns . . . . . . . . . . . . .  . . . . .      2

LEGACY FOCUSED LARGE CAP

LEGACY LARGE CAP

LEGACY MULTI CAP

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . .  . . . . .     46
     Index Definitions . . . . . . . . . . . . . . . . . .  . . . . .     47

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century
Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century Investments by third party vendors. To the best of American Century
Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By Steve Lurito, Chief Investment Officer, U.S. Growth Equity

A PERIOD OF SEVERE MARKET DECLINE

For the six-month period ending January 31, 2009, the U.S. stock market declined sharply in an environment marked by extreme volatility. Driving the decline were a debilitating credit crisis, calamity in the financial sector, and a recession that had extended more than a year.

The credit environment deteriorated steadily throughout the reporting period.
Meanwhile, a worsening liquidity crisis--sparked by the mortgage market collapse in 2007--led to an increasingly urgent need for capital at many financial companies. In September, a number of venerable financial institutions faced bankruptcy, a federal government bailout, or takeover by a competitor.

The credit crisis exacerbated the weakness in the U.S. economy, which had officially entered a recession in December 2007. The unemployment rate surged to a 16-year high, consumer spending stalled, and mortgage foreclosures and delinquencies rose markedly. The financial crisis experienced in the U.S. spread around the world, leading to a global economic downturn.

In response to the deteriorating economic conditions, the federal government acted decisively to stimulate economic activity and prevent a collapse in the financial system. A series of interest cuts by the Federal Reserve ultimately resulted in an unprecedented federal funds rate of 0.00% - 0.25%. The government also passed the Emergency Stabilization Act, which authorized the use of $700 billion to purchase distressed assets and make injections of capital into banks.

SOWING THE SEEDS OF RECOVERY

Despite the extraordinary government intervention, economic and credit conditions continued to weaken throughout the reporting period, spurring steep stock market declines and dramatic levels of volatility. As the accompanying table illustrates, broad equity indexes fell by more than 30%.

A market downturn of this magnitude plays the sometimes necessary role of correcting past market behavior and eliminating excesses and inefficiencies. The current downturn was years in the making, and it will take time for the financial relief and economic stimulus measures to reach fruition. However, we are confident that the pieces are in place to build the foundation of a sustainable market recovery.

Market Index Total Returns
For the six months ended January 31, 2009*

U.S. STOCKS
Russell 1000 Index (Large-Cap)                         -34.71%
Russell Midcap Index                                   -39.82%
Russell 2000 Index (Small-Cap)                         -37.38%

FOREIGN STOCKS
MSCI EAFE (Europe, Australasia, Far East) Index        -40.75%
MSCI EM (Emerging Markets) Index                       -48.59%

* Total returns for periods less than one year are not annualized.

------

PERFORMANCE
Legacy Focused Large Cap

Total Returns as of January 31, 2009
                                                            Average
                                                         Annual Returns
                                                             Since        Inception
                                6 months(1)    1 year      Inception         Date

INVESTOR CLASS                    -38.49%     -42.95%        -8.97%        5/31/06

S&P 500 INDEX(2)                  -33.95%     -38.63%       -13.13%           --

RUSSELL 1000 GROWTH INDEX(2)      -34.31%     -36.44%       -11.66%           --

Institutional Class               -38.37%     -42.84%        -8.78%        5/31/06

Advisor Class                     -38.55%     -43.10%        -9.20%        5/31/06

R Class                           -38.62%     -43.21%        -9.42%        5/31/06

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund is considered nondiversified, which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified. The fund's investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Legacy Focused Large Cap

Growth of $10,000 Over Life of Class

$10,000 investment made May 31, 2006

One-Year Returns Over Life of Class
Periods ended January 31
                                2007*    2008     2009

Investor Class                 10.82%   22.99%  -42.95%

S&P 500 Index                  14.60%   -2.31%  -38.63%

Russell 1000 Growth Index      12.48%   0.51%   -36.44%

* From 5/31/06, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund is considered nondiversified, which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified. The fund's investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
Legacy Focused Large Cap

Portfolio Managers: John T. Small Jr. and Stephen Pool

In February 2009, Stephen Pool joined John T. Small Jr. as co-manager for Legacy
Focused Large Cap.

PERFORMANCE SUMMARY

Legacy Focused Large Cap declined -38.49%* for the six months ended January 31,
2009, compared with a -33.95% decline for the portfolio's benchmark, the S&P 500
Index.

As discussed in the Market Perspective on page 2, U.S. stock indexes declined sharply during the reporting period amid a volatile market climate, debilitating credit crisis, and economic recession. Legacy Focused Large Cap's performance reflected the tumultuous environment.

Within the portfolio, an overweight allocation and stock selection in the materials sector, and stock selection in the industrials sector, accounted for the bulk of underperformance relative to the benchmark. Underweight allocations and stock selection in the consumer staples and energy sectors further hurt relative returns. An underweight allocation and stock selection in the financials sector, as well as effective stock selection in the consumer discretionary sector, partially offset those losses.

The portfolio's foreign holdings also detracted from performance during the reporting period, as foreign markets lost ground. Relative strength in the U.S.
dollar also hurt foreign stock returns.

MATERIALS, INDUSTRIALS LED UNDERPERFORMANCE

The materials sector was the portfolio's largest source of weak relative performance. Within the sector, holdings in the chemicals industry included fertilizer company Potash Corp. of Saskatchewan. The company is one of several holdings that have benefited in past reporting periods from secularly higher demand in the fertilizer market, driven by a higher standard of living in emerging markets, a lower availability of farmland and a greater global focus on biofuels. During the reporting period, though, declining commodity prices curtailed demand for fertilizer, driving Potash's share price down 63%.
Chemicals holding Mosaic, which had been a key contributor to portfolio returns in the past, also detracted significantly from performance as its share price slid 72%.

Within the industrials sector, Legacy Focused Large Cap maintained overweight positions in railroad companies, including Norfolk Southern. This industry has experienced improving fundamentals as higher fuel prices created an advantage for the more fuel-efficient railroads versus trucking companies, and as coal shipments continued to increase. During the reporting period, however, these positions detracted from absolute and relative returns.

Top Ten Holdings as of January 31, 2009
                                    % of net       % of net
                                  assets as of   assets as of
                                     1/31/09        7/31/08

Abbott Laboratories                   3.4%           3.3%
Archer-Daniels-Midland Co.            3.4%            --
Consolidated Edison, Inc.             3.4%            --
Colgate-Palmolive Co.                 3.4%            --
Gilead Sciences, Inc.                 3.4%           4.2%
Exxon Mobil Corp.                     3.4%           3.5%
McDonald's Corp.                      3.4%            --
Verizon Communications, Inc.          3.4%            --
Southern Co.                          3.4%            --
Chevron Corp.                         3.4%            --

* All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

Legacy Focused Large Cap

CONSUMER STAPLES DETRACTED

Stock picks in the consumer staples sector weighed on absolute and relative returns. An overweight stake in Campbell Soup Co., in particular, hurt relative performance as the company's share price fell 21% for the reporting period.
Underweight allocations elsewhere in the sector, including the food and staples retailers and beverages industries, also hurt absolute and relative performance.

FINANCIALS, CONSUMER DISCRETIONARY CONTRIBUTED

The portfolio's substantial underweight in the financials sector reflected a relatively smaller allocation to the diversified financial services group.
Legacy Focused Large Cap was rewarded as the industry group suffered significant declines. Notably, the portfolio avoided Bank of America Corp., whose share price declined 79% in the benchmark.

In the consumer discretionary sector, an overweight stake in select private education company Apollo Group helped both absolute and relative performance as the holding, which had suffered from the fallout from the credit crunch in previous reporting periods, saw a 31% share price gain.

OUTLOOK

We expect U.S. economic growth to be sluggish in the near term. Although the federal government has taken exceptional steps to boost liquidity and economic activity, it will take time for these measures to take effect.

Legacy Focused Large Cap employs financial acceleration and price momentum screens to identify investment opportunities in any given economic environment.
As always, it will employ a quantitative model to exploit large-cap investment opportunities across the growth and value spectrums.

Top Five Industries as of January 31, 2009
                                   % of net       % of net
                                 assets as of   assets as of
                                    1/31/09        7/31/08

Oil, Gas & Consumable Fuels          13.4%          18.5%
IT Services                          10.0%          11.7%
Pharmaceuticals                      6.8%           13.0%
Food Products                        6.7%            --
Biotechnology                        6.7%           8.8%

Types of Investments in Portfolio
                                    % of net       % of net
                                  assets as of   assets as of
                                     1/31/09        7/31/08

Domestic Common Stocks                83.7%          68.0%
Foreign Common Stocks(1)              16.3%          29.7%
TOTAL COMMON STOCKS                  100.0%          97.7%
Other Assets and Liabilities          --(2)          2.3%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Category is less than 0.05% of total net assets.

------

PERFORMANCE
Legacy Large Cap

Total Returns as of January 31, 2009
                                                             Average
                                                          Annual Returns
                                                              Since       Inception
                                6 months(1)     1 year      Inception        Date

INVESTOR CLASS                    -37.41%      -38.53%        -9.25%       5/31/06

S&P 500 INDEX(2)                  -33.95%      -38.63%       -13.13%          --

RUSSELL 1000 GROWTH INDEX(2)      -34.31%      -36.44%       -11.66%          --

Institutional Class               -37.30%      -38.36%        -9.05%       5/31/06

Advisor Class                     -37.48%      -38.64%        -9.47%       5/31/06

R Class                           -37.54%      -38.81%        -9.69%       5/31/06

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Legacy Large Cap

Growth of $10,000 Over Life of Class

$10,000 investment made May 31, 2006

One-Year Returns Over Life of Class
Periods ended January 31
                                2007*    2008     2009

Investor Class                 11.26%   12.80%  -38.53%

S&P 500 Index                  14.60%   -2.31%  -38.63%

Russell 1000 Growth Index      12.48%   0.51%   -36.44%

* From 5/31/06, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
Legacy Large Cap

Portfolio Managers: John T. Small Jr. and Stephen Pool

In February 2009, Stephen Pool joined John T. Small Jr. as co-manager for Legacy
Large Cap.

PERFORMANCE SUMMARY

Legacy Large Cap declined -37.41%* for the six months ended January 31, 2009, compared with the -33.95% decline of the portfolio's benchmark, the S&P 500
Index and the -34.31% decline of the Russell 1000 Growth Index.

As discussed in the Market Perspective on page 2, U.S. stock indexes declined sharply during the reporting period amid a volatile market climate, debilitating credit crisis, and economic recession. Legacy Large Cap's performance during the reporting period reflected the tumultuous environment.

Stock selection and overweight allocations in the materials and financials sectors represented the bulk of Legacy Large Cap's underperformance relative to the benchmark. Stock selection in the health care and industrials sectors also weighed on relative returns. An effective mix of consumer discretionary and energy stocks only partially offset those losses.

The portfolio's foreign holdings also detracted from performance during the reporting period, as foreign markets lost ground. Relative strength in the U.S.
dollar also hurt foreign stock returns.

MATERIALS, FINANCIALS LED UNDERPERFORMANCE

The materials sector represented the largest source of Legacy Large Cap's underperformance relative to the benchmark. Within the sector, the portfolio maintained a stake in Brazilian steel producer Gerdau SA, which was a key contributor to returns in the past amid rising steel prices. During the reporting period, though, Gerdau's share price slid 70% as demand and prices for steel both weakened. The holding, which is not a benchmark constituent, detracted most from the portfolio's returns.

Elsewhere in the materials sector, an overweight stake in the chemicals industry included fertilizer company Potash Corp. of Saskatchewan. The company is one of several holdings that have formerly benefited from burgeoning demand for fertilizer, driven by a higher standard of living in emerging markets, a lower availability of farmland, and a greater global focus on biofuels. During the past six months, however, declining commodity prices curtailed demand for fertilizer, driving the company's share price down 63%.

Top Ten Holdings as of January 31, 2009
                                   % of net       % of net
                                 assets as of   assets as of
                                    1/31/09        7/31/08

McDonald's Corp.                     3.6%           1.9%
Bristol-Myers Squibb Co.             3.2%            --
Research In Motion Ltd.              2.9%           3.2%
Gilead Sciences, Inc.                2.9%           2.7%
Apollo Group, Inc., Class A          2.7%            --
Amgen, Inc.                          2.6%            --
Valero Energy Corp.                  2.6%            --
Novo Nordisk A/S ADR                 2.6%            --
Hewlett-Packard Co.                  2.4%            --
Accenture Ltd., Class A              2.4%           2.3%

* All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

Legacy Large Cap

Stock picks in the financials sector also hurt performance relative to the benchmark. The portfolio held a detrimental overweight in commercial banks. Not represented in the benchmark, companies in the group collectively declined during the reporting period.

HEALTH CARE, INDUSTRIALS HURT PERFORMANCE

Within health care, the portfolio's overweight stake in the providers of equipment and supplies group weighed on relative performance. Specifically, an overweight position in Stryker Corp. was a significant detractor.

In industrials, Legacy Large Cap maintained overweight positions in railroad companies, including Union Pacific. This industry has experienced improving fundamentals as higher fuel prices created an advantage for the more fuel efficient railroads versus trucking companies, and as coal shipments continued
to increase. More recently, though, these positions detracted from absolute and relative returns.

CONSUMER DISCRETIONARY AND ENERGY PICKS HELPED

Consumer discretionary companies were a source of strength relative to the benchmark, as Legacy Large Cap benefited from holdings in the hotels, restaurants, and leisure industry. An overweight stake in McDonald's, in particular, proved beneficial as the restaurant chain's share price suffered only modest losses.

In the energy sector, a substantial underweighting in companies involved in energy equipment and services benefited returns. Avoiding oil services company
Schlumberger contributed meaningfully to relative performance.

OUTLOOK

We expect U.S. economic growth to be sluggish in the near term. Although the federal government has taken exceptional steps to boost liquidity and economic activity, it will take time for these measures to take effect.

Legacy Large Cap employs financial acceleration and price momentum screens to identify investment opportunities in any given economic environment. As always, it will employ a quantitative model to exploit large-cap investment opportunities across the growth and value spectrums.

Top Five Industries as of January 31, 2009
                                   % of net       % of net
                                 assets as of   assets as of
                                    1/31/09        7/31/08

Oil, Gas & Consumable Fuels          12.3%          23.8%
Pharmaceuticals                      11.6%          1.6%
IT Services                          8.7%           6.1%
Biotechnology                        7.6%           9.1%
Communications Equipment             6.7%           5.1%

Types of Investments in Portfolio
                                   % of net        % of net
                                 assets as of    assets as of
                                   1/31/09         7/31/08

Domestic Common Stocks              80.1%           75.0%
Foreign Common Stocks(1)            19.5%           23.6%
TOTAL COMMON STOCKS                 99.6%           98.6%
Cash and Equivalents(2)              0.4%            1.4%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes temporary cash investments and other assets and liabilities.

------

PERFORMANCE
Legacy Multi Cap

Total Returns as of January 31, 2009
                                                            Average
                                                             Annual
                                                            Returns
                                                             Since      Inception
                                6 months(1)     1 year     Inception       Date

INVESTOR CLASS                    -40.53%      -41.82%      -12.09%      5/31/06

RUSSELL 3000 INDEX(2)             -34.92%      -38.86%      -13.56%         --

RUSSELL 3000 GROWTH INDEX(2)      -34.68%      -36.51%      -11.93%         --

Institutional Class               -40.48%      -41.67%      -11.91%      5/31/06

Advisor Class                     -40.62%      -41.96%      -12.32%      5/31/06

R Class                           -40.65%      -42.10%      -12.56%      5/31/06

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund's investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Legacy Multi Cap

Growth of $10,000 Over Life of Class

$10,000 investment made May 31, 2006

One-Year Returns Over Life of Class
Periods ended January 31
                                2007*    2008     2009

Investor Class                 11.69%   9.03%   -41.82%

Russell 3000 Index             14.43%   -3.08%  -38.86%

Russell 3000 Growth Index      12.17%   0.07%   -36.51%

* From 5/31/06, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund's investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
Legacy Multi Cap

Portfolio Managers: John T. Small Jr. and Stephen Pool

In February 2009, Stephen Pool joined John T. Small Jr. as co-manager for Legacy
Multi Cap.

PERFORMANCE SUMMARY

Legacy Multi Cap declined -40.53%* for the six months ended January 31, 2009, lagging its benchmark, the Russell 3000 Index, which declined -34.92%.

As discussed in the Market Perspective on page 2, U.S. stock indexes declined sharply during the reporting period amid a volatile market climate, debilitating credit crisis, and economic recession. Legacy Multi Cap's performance reflected the tumultuous environment.

An overweight allocation and stock selection in the materials sector, and a relatively smaller position and an ineffective mix of holdings in the energy sector, accounted for the bulk of Legacy Multi Cap's underperformance relative to its benchmark. Stock selection in the industrials sector further curtailed relative returns. Effective stock selection in the financials sector only partially offset those losses.

The portfolio's foreign holdings also detracted from performance during the reporting period, as foreign markets lost ground. Relative strength in the U.S.
dollar also hurt foreign stock returns.

MATERIALS LED UNDERPERFORMANCE

An overweight in the materials sector reflected a focus on the metals and mining industry and chemical companies. In the metals and mining group, steel company
Cliffs Natural Resources (formerly Cleveland-Cliffs) detracted meaningfully from absolute and relative performance. The company, which produces iron ore pellets for steel manufacturers, has boosted the portfolio's returns in the past amid rising prices for iron ore. During the reporting period, though, its share price fell 79% as demand and prices for iron ore both declined.

Elsewhere in the sector, an overweight stake in the chemicals industry included fertilizer company Potash Corp. of Saskatchewan. The company is one of several holdings that formerly benefited from burgeoning demand in the fertilizer market, driven by a higher standard of living in emerging markets, a lower availability of farmland and a greater global focus on biofuels. During the past six months, however, declining agricultural commodity prices curtailed demand for fertilizer, driving the company's share price down 63%.

Top Ten Holdings as of January 31, 2009
                                               % of net       % of net
                                             assets as of   assets as of
                                                1/31/09        7/31/08

Strayer Education, Inc.                          2.4%           1.4%
DreamWorks Animation SKG, Inc., Class A          1.5%           1.2%
Omnicare, Inc.                                   1.4%            --
Amgen, Inc.                                      1.4%            --
Abbott Laboratories                              1.4%            --
Myriad Genetics, Inc.                            1.4%            --
Capitol Federal Financial                        1.4%            --
HCC Insurance Holdings, Inc.                     1.3%            --
Hudson City Bancorp., Inc.                       1.3%           1.2%
McAfee, Inc.                                     1.3%            --

* All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

Legacy Multi Cap

INDUSTRIALS DETRACTED

In the industrials sector, Legacy Multi Cap maintained overweight positions in railroad companies, including Union Pacific. This industry has experienced improving fundamentals as higher fuel prices created an advantage for the more fuel efficient railroads versus trucking companies, and as coal shipments continued to increase. More recently, these positions detracted from absolute and relative returns.

Industrials holding DXP Enterprises also detracted from performance. The provider of pumping solutions to end users in the oil and gas and general manufacturing industries experienced a 43% decline in its share price amid weaker demand.

PICKS IN FINANCIALS HELPED

The portfolio's underweight to the financials sector reflected a smaller position in diversified financial services companies. Legacy Multi Cap was rewarded for this allocation as the industry group suffered significant declines. Notably, the portfolio avoided Bank of America Corp., whose share price declined 79% in the benchmark, and Citigroup, whose share price fell 81%.
Effective stock selection within the insurance industry, and sidestepping capital markets businesses altogether, further benefited relative returns.

OUTLOOK

We expect U.S. economic growth to be sluggish in the near term. Although the federal government has taken exceptional steps to boost liquidity and economic activity, it will take time for these measures to take effect.

Legacy Multi Cap employs financial acceleration and price momentum characteristics to identify investment opportunities in any given economic environment. As always, it will employ a quantitative model to exploit investment opportunities across the growth and value spectrum.

Top Five Industries as of January 31, 2009
                                        % of net       % of net
                                      assets as of   assets as of
                                         1/31/09        7/31/08

Biotechnology                             9.1%           2.5%
Health Care Providers & Services          8.6%            --
Pharmaceuticals                           8.0%            --
Insurance                                 6.7%           1.2%
Diversified Consumer Services             6.2%           1.4%

Types of Investments in Portfolio
                                       % of net        % of net
                                     assets as of    assets as of
                                       1/31/09         7/31/08

Domestic Common Stocks                  90.6%           81.3%
Foreign Common Stocks(1)                 9.1%           17.6%
TOTAL COMMON STOCKS                     99.7%           98.9%
Cash and Equivalents(2)                  0.3%            1.1%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Includes temporary cash investments and other assets and liabilities.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an
American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the
$12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------

                                                    Expenses Paid
                      Beginning        Ending      During Period*
                       Account     Account Value      8/1/08 -        Annualized
                    Value 8/1/08      1/31/09          1/31/09      Expense Ratio*
Legacy Focused Large Cap

ACTUAL
Investor Class         $1,000         $615.10           $4.52           1.11%
Institutional
Class                  $1,000         $616.30           $3.71           0.91%
Advisor Class          $1,000         $614.50           $5.53           1.36%
R Class                $1,000         $613.80           $6.55           1.61%

HYPOTHETICAL
Investor Class         $1,000        $1,019.61          $5.65           1.11%
Institutional
Class                  $1,000        $1,020.62          $4.63           0.91%
Advisor Class          $1,000        $1,018.35          $6.92           1.36%
R Class                $1,000        $1,017.09          $8.19           1.61%

Legacy Large Cap

ACTUAL
Investor Class         $1,000         $625.90           $4.51           1.10%
Institutional
Class                  $1,000         $627.00           $3.69           0.90%
Advisor Class          $1,000         $625.20           $5.53           1.35%
R Class                $1,000         $624.60           $6.55           1.60%

HYPOTHETICAL
Investor Class         $1,000        $1,019.66          $5.60           1.10%
Institutional
Class                  $1,000        $1,020.67          $4.58           0.90%
Advisor Class          $1,000        $1,018.40          $6.87           1.35%
R Class                $1,000        $1,017.14          $8.13           1.60%

Legacy Multi Cap

ACTUAL
Investor Class         $1,000         $594.70           $4.62           1.15%
Institutional
Class                  $1,000         $595.20           $3.82           0.95%
Advisor Class          $1,000         $593.80           $5.62           1.40%
R Class                $1,000         $593.50           $6.63           1.65%

HYPOTHETICAL
Investor Class         $1,000        $1,019.41          $5.85           1.15%
Institutional
Class                  $1,000        $1,020.42          $4.84           0.95%
Advisor Class          $1,000        $1,018.15          $7.12           1.40%
R Class                $1,000        $1,016.89          $8.39           1.65%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

SCHEDULE OF INVESTMENTS
Legacy Focused Large Cap

JANUARY 31, 2009 (UNAUDITED)

Shares                                                     Value

Common Stocks -- 100.0%

BIOTECHNOLOGY -- 6.7%
   10,729  Biogen Idec, Inc.(1)                        $ 521,966
   10,405  Gilead Sciences, Inc.(1)                      528,262
                                                     -----------
                                                       1,050,228
                                                     -----------
CHEMICALS -- 3.2%
    6,749  Potash Corp. of Saskatchewan                  505,230
                                                     -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.4%
   20,279  Republic Services, Inc.                       524,415
                                                     -----------
DIVERSIFIED CONSUMER SERVICES -- 3.3%
    6,399  Apollo Group, Inc., Class A(1)                521,263
                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
   17,653  Verizon Communications, Inc.                  527,295
                                                     -----------
ELECTRIC UTILITIES -- 3.4%
   15,741  Southern Co.                                  526,536
                                                     -----------
FOOD & STAPLES RETAILING -- 3.2%
   23,099  Safeway, Inc.                                 495,012
                                                     -----------
FOOD PRODUCTS -- 6.7%
   19,337  Archer-Daniels-Midland Co.                    529,447
    8,819  General Mills, Inc.                           521,644
                                                     -----------
                                                       1,051,091
                                                     -----------
HEALTH CARE PROVIDERS & SERVICES -- 6.7%
   10,652  Quest Diagnostics, Inc.                       525,676
   18,483  UnitedHealth Group, Inc.                      523,624
                                                     -----------
                                                       1,049,300
                                                     -----------
HOTELS, RESTAURANTS & LEISURE -- 3.4%
    9,089  McDonald's Corp.                              527,344
                                                     -----------
HOUSEHOLD PRODUCTS -- 3.4%
    8,131  Colgate-Palmolive Co.                         528,840
                                                     -----------
INSURANCE -- 3.2%
   11,487  ACE Ltd.                                      501,522
                                                     -----------
IT SERVICES -- 10.0%
   16,419  Accenture Ltd., Class A                       518,184
   14,343  Automatic Data Processing, Inc.               521,081
    5,733  International Business Machines Corp.         525,429
                                                     -----------
                                                       1,564,694
                                                     -----------
METALS & MINING -- 6.5%
   17,644  AngloGold Ashanti Ltd. ADR                    506,206
   13,762  Barrick Gold Corp.                            515,938
                                                     -----------
                                                       1,022,144
                                                     -----------

Shares                                                     Value

MULTI-UTILITIES -- 6.7%
   12,987  Consolidated Edison, Inc.                   $ 529,220
   16,210  Public Service Enterprise Group, Inc.         511,750
                                                     -----------
                                                       1,040,970
                                                     -----------
OIL, GAS & CONSUMABLE FUELS -- 13.4%
    7,465  Chevron Corp.                                 526,432
    6,903  Exxon Mobil Corp.                             527,941
   16,572  Southwestern Energy Co.(1)                    524,504
   21,308  Valero Energy Corp.                           513,949
                                                     -----------
                                                       2,092,826
                                                     -----------
PHARMACEUTICALS -- 6.8%
    9,686  Abbott Laboratories                           536,992
   24,344  Bristol-Myers Squibb Co.                      521,205
                                                     -----------
                                                       1,058,197
                                                     -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 3.3%
   34,132  Annaly Capital Management, Inc.               516,758
                                                     -----------
SOFTWARE -- 3.3%
   34,044  Symantec Corp.(1)                             521,894
                                                     -----------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $16,159,288)                                    15,625,559
                                                     -----------
OTHER ASSETS AND LIABILITIES(2)                            3,504
                                                     -----------
TOTAL NET ASSETS -- 100.0%                           $15,629,063
                                                     ===========

Geographic Diversification
(as a % of net assets)

United States                      83.7%
Canada                              6.6%
Bermuda                             3.3%
South Africa                        3.2%
Switzerland                         3.2%
Other Assets and Liabilities         --*

* Category is less than 0.05% of total net assets.

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Legacy Large Cap

JANUARY 31, 2009 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 99.6%

AEROSPACE & DEFENSE -- 2.1%
    3,764  Northrop Grumman Corp.                                        $ 181,124
                                                                        ----------
BIOTECHNOLOGY -- 7.6%
    4,215  Amgen, Inc.(1)                                                  231,193
    3,738  Biogen Idec, Inc.(1)                                            181,854
    4,943  Gilead Sciences, Inc.(1)                                        250,956
                                                                        ----------
                                                                           664,003
                                                                        ----------
CHEMICALS -- 4.1%
    2,541  Monsanto Co.                                                    193,268
    2,267  Potash Corp. of Saskatchewan                                    169,708
                                                                        ----------
                                                                           362,976
                                                                        ----------
COMMERCIAL BANKS -- 1.8%
    2,681  HDFC Bank Ltd. ADR                                              154,586
                                                                        ----------
COMMERCIAL SERVICES & SUPPLIES -- 4.3%
    7,592  Republic Services, Inc.                                         196,329
    5,634  Waste Management, Inc.                                          175,725
                                                                        ----------
                                                                           372,054
                                                                        ----------
COMMUNICATIONS EQUIPMENT -- 6.7%
   10,349  Juniper Networks, Inc.(1)                                       146,542
    4,540  Research In Motion Ltd.(1)                                      251,516
   23,497  Telefonaktiebolaget LM Ericsson ADR                             187,741
                                                                        ----------
                                                                           585,799
                                                                        ----------
COMPUTERS & PERIPHERALS -- 2.4%
    6,055  Hewlett-Packard Co.                                             210,411
                                                                        ----------
DIVERSIFIED CONSUMER SERVICES -- 2.7%
    2,852  Apollo Group, Inc., Class A(1)                                  232,324
                                                                        ----------
ELECTRIC UTILITIES -- 6.1%
    2,231  Entergy Corp.                                                   170,359
    3,317  Exelon Corp.                                                    179,848
    3,628  FPL Group, Inc.                                                 187,023
                                                                        ----------
                                                                           537,230
                                                                        ----------
FOOD & STAPLES RETAILING -- 1.9%
    7,914  Safeway, Inc.                                                   169,597
                                                                        ----------
FOOD PRODUCTS -- 4.0%
    6,483  Archer-Daniels-Midland Co.                                      177,504
    7,672  Unilever NV New York Shares                                     168,554
                                                                        ----------
                                                                           346,058
                                                                        ----------
HOTELS, RESTAURANTS & LEISURE -- 5.7%
    5,373  McDonald's Corp.                                                311,741
    6,479  Yum! Brands, Inc.                                               185,429
                                                                        ----------
                                                                           497,170
                                                                        ----------

Shares                                                                       Value

INSURANCE -- 3.6%
    4,069  Aon Corp.                                                     $ 150,756
    5,704  MetLife, Inc.                                                   163,876
                                                                        ----------
                                                                           314,632
                                                                        ----------
IT SERVICES -- 8.7%
    6,647  Accenture Ltd., Class A                                         209,779
    4,837  Automatic Data Processing, Inc.                                 175,728
    2,178  International Business Machines Corp.                           199,614
    1,271  MasterCard, Inc., Class A                                       172,577
                                                                        ----------
                                                                           757,698
                                                                        ----------
MEDIA -- 2.1%
    8,415  DIRECTV Group, Inc. (The)(1)                                    184,289
                                                                        ----------
METALS & MINING -- 1.8%
    3,940  Nucor Corp.                                                     160,713
                                                                        ----------
MULTI-UTILITIES -- 2.2%
    6,180  Public Service Enterprise Group, Inc.                           195,103
                                                                        ----------
OIL, GAS & CONSUMABLE FUELS -- 12.3%
    4,686  Anadarko Petroleum Corp.                                        172,164
    2,661  Devon Energy Corp.                                              163,918
    2,092  EOG Resources, Inc.                                             141,775
    2,272  Exxon Mobil Corp.                                               173,762
    6,122  Southwestern Energy Co.(1)                                      193,761
    9,425  Valero Energy Corp.                                             227,331
                                                                        ----------
                                                                         1,072,711
                                                                        ----------
PHARMACEUTICALS -- 11.6%
   12,937  Bristol-Myers Squibb Co.                                        276,981
    4,275  Novo Nordisk A/S ADR                                            227,131
   12,018  Pfizer, Inc.                                                    175,222
    5,709  Sanofi-Aventis SA                                               160,823
    4,192  Teva Pharmaceutical Industries Ltd. ADR                         173,758
                                                                        ----------
                                                                         1,013,915
                                                                        ----------
ROAD & RAIL -- 3.9%
    3,147  Burlington Northern Santa Fe Corp.                              208,489
    3,554  Norfolk Southern Corp.                                          136,331
                                                                        ----------
                                                                           344,820
                                                                        ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
   17,837  Applied Materials, Inc.                                         167,133
                                                                        ----------
TOBACCO -- 2.1%
   11,143  Altria Group, Inc.                                              184,305
                                                                        ----------
TOTAL COMMON STOCKS
(Cost $9,190,330)                                                        8,708,651
                                                                        ----------

------

Legacy Large Cap

Shares                                                                       Value

Temporary Cash Investments -- 0.4%

   34,660  JPMorgan U.S. Treasury Plus Money Market Fund Agency
           Shares                                                         $ 34,660
(Cost $34,660)
                                                                        ----------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $9,224,990)                                                        8,743,311
                                                                        ----------
OTHER ASSETS AND LIABILITIES(2)                                              (920)
                                                                        ----------
TOTAL NET ASSETS -- 100.0%                                              $8,742,391
                                                                        ==========

Geographic Diversification
(as a % of net assets)

United States              80.1%
Canada                      4.8%
Denmark                     2.6%
Bermuda                     2.4%
Sweden                      2.2%
Israel                      2.0%
Netherlands                 1.9%
France                      1.8%
India                       1.8%
Cash and Equivalents*       0.4%

* Includes temporary cash investments other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Legacy Multi Cap

JANUARY 31, 2009 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 99.7%

AEROSPACE & DEFENSE -- 1.7%
    5,092  Aerovironment, Inc.(1)                                        $ 188,710
    6,077  Cubic Corp.                                                     165,051
                                                                       -----------
                                                                           353,761
                                                                       -----------
BIOTECHNOLOGY -- 9.1%
    5,288  Amgen, Inc.(1)                                                  290,047
    4,492  Biogen Idec, Inc.(1)                                            218,536
    3,445  Cephalon, Inc.(1)                                               265,885
    2,737  Genentech, Inc.(1)                                              222,354
    5,040  Gilead Sciences, Inc.(1)                                        255,881
   19,931  Maxygen, Inc.(1)                                                170,609
    3,861  Myriad Genetics, Inc.(1)                                        287,915
   54,369  Repligen Corp.(1)                                               222,369
                                                                       -----------
                                                                         1,933,596
                                                                       -----------
CHEMICALS -- 2.1%
    6,020  FMC Corp.                                                       268,613
    2,269  Potash Corp. of Saskatchewan                                    169,857
                                                                       -----------
                                                                           438,470
                                                                       -----------
COMMERCIAL BANKS -- 1.1%
   12,561  Southside Bancshares, Inc.                                      238,910
                                                                       -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
    9,439  Republic Services, Inc.                                         244,093
                                                                       -----------
COMMUNICATIONS EQUIPMENT -- 1.9%
   19,036  Anaren, Inc.(1)                                                 225,005
   23,442  Telefonaktiebolaget LM Ericsson ADR                             187,302
                                                                       -----------
                                                                           412,307
                                                                       -----------
CONSUMER FINANCE -- 0.7%
   21,253  Discover Financial Services                                     151,959
                                                                       -----------
DIVERSIFIED CONSUMER SERVICES -- 6.2%
    2,807  Apollo Group, Inc., Class A(1)                                  228,658
    8,149  H&R Block, Inc.                                                 168,929
   15,930  Lincoln Educational Services Corp.(1)                           232,896
    2,314  Strayer Education, Inc.                                         500,819
   10,924  Universal Technical Institute, Inc.(1)                          191,498
                                                                       -----------
                                                                         1,322,800
                                                                       -----------
DIVERSIFIED FINANCIAL SERVICES -- 2.0%
    5,943  Life Partners Holdings, Inc.                                    225,834
    9,087  Moody's Corp.                                                   194,644
                                                                       -----------
                                                                           420,478
                                                                       -----------

Shares                                                                       Value

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
   10,933  Shenandoah Telecommunications Co.                             $ 266,547
   20,361  Windstream Corp.                                                176,733
                                                                       -----------
                                                                           443,280
                                                                       -----------
ELECTRIC UTILITIES -- 2.8%
    3,174  Exelon Corp.                                                    172,094
    5,036  FPL Group, Inc.                                                 259,606
    4,969  Southern Co.                                                    166,213
                                                                       -----------
                                                                           597,913
                                                                       -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
   23,853  CPI International, Inc.(1)                                      182,953
    5,998  FLIR Systems, Inc.(1)                                           149,770
   25,624  Spectrum Control, Inc.(1)                                       185,518
                                                                       -----------
                                                                           518,241
                                                                       -----------
ENERGY EQUIPMENT & SERVICES -- 2.0%
    9,494  National Oilwell Varco, Inc.(1)                                 251,021
    6,460  Noble Corp.                                                     175,389
                                                                       -----------
                                                                           426,410
                                                                       -----------
FOOD & STAPLES RETAILING -- 0.8%
    7,977  Safeway, Inc.                                                   170,947
                                                                       -----------
FOOD PRODUCTS -- 2.8%
    7,736  Archer-Daniels-Midland Co.                                      211,812
    4,693  J.M. Smucker Co. (The)                                          211,889
    8,019  Unilever plc ADR                                                175,776
                                                                       -----------
                                                                           599,477
                                                                       -----------
GAS UTILITIES -- 1.1%
    6,628  Questar Corp.                                                   225,219
                                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.1%
    2,859  C.R. Bard, Inc.                                                 244,645
    7,302  Hospira, Inc.(1)                                                181,820
    7,148  ICU Medical, Inc.(1)                                            218,085
   25,271  Vascular Solutions, Inc.(1)                                     232,493
                                                                       -----------
                                                                           877,043
                                                                       -----------
HEALTH CARE PROVIDERS & SERVICES -- 8.6%
    5,798  Almost Family, Inc.(1)                                          178,810
    6,875  AmerisourceBergen Corp.                                         249,700
    4,624  DaVita, Inc.(1)                                                 217,328
    7,553  Emergency Medical Services Corp., Class A(1)                    253,177
    3,860  Laboratory Corp. of America Holdings(1)                         228,512
    4,285  Medco Health Solutions, Inc.(1)                                 192,525

------

Legacy Multi Cap

Shares                                                                       Value

   10,461  Omnicare, Inc.                                                $ 292,490
    7,159  UnitedHealth Group, Inc.                                        202,814
                                                                       -----------
                                                                         1,815,356
                                                                       -----------
HEALTH CARE TECHNOLOGY -- 1.1%
    8,870  Computer Programs & Systems, Inc.                               222,903
                                                                       -----------
HOUSEHOLD PRODUCTS -- 1.9%
    4,245  Clorox Co. (The)                                                212,887
    7,175  WD-40 Co.                                                       179,877
                                                                       -----------
                                                                           392,764
                                                                       -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.8%
   10,049  Mirant Corp.(1)                                                 172,541
    8,828  NRG Energy, Inc.(1)                                             206,222
                                                                       -----------
                                                                           378,763
                                                                       -----------
INSURANCE -- 6.7%
      684  Alleghany Corp.(1)                                              186,342
    4,194  Aon Corp.                                                       155,388
    9,131  Cincinnati Financial Corp.                                      200,243
      830  Fairfax Financial Holdings Ltd.                                 270,314
   11,855  HCC Insurance Holdings, Inc.                                    277,526
    5,613  MetLife, Inc.                                                   161,261
    3,638  Odyssey Re Holdings Corp.                                       171,168
                                                                       -----------
                                                                         1,422,242
                                                                       -----------
INTERNET & CATALOG RETAIL -- 0.9%
   13,493  PetMed Express, Inc.(1)                                         194,839
                                                                       -----------
IT SERVICES -- 0.9%
    4,121  Affiliated Computer Services, Inc., Class A(1)                  188,989
                                                                       -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.3%
    3,566  Life Technologies Corp.(1)                                       90,790
    9,456  Luminex Corp.(1)                                                192,619
                                                                       -----------
                                                                           283,409
                                                                       -----------
MEDIA -- 1.5%
   14,586  DreamWorks Animation SKG, Inc., Class A(1)                      320,163
                                                                       -----------
METALS & MINING -- 0.8%
    3,926  Nucor Corp.                                                     160,142
                                                                       -----------
MULTI-UTILITIES -- 3.7%
   18,063  CenterPoint Energy, Inc.                                        241,683
    4,449  Consolidated Edison, Inc.                                       181,297
    6,372  DTE Energy Co.                                                  219,834
    4,272  SCANA Corp.                                                     146,487
                                                                       -----------
                                                                           789,301
                                                                       -----------
OIL, GAS & CONSUMABLE FUELS -- 6.2%
    4,759  Anadarko Petroleum Corp.                                        174,846
    3,609  ConocoPhillips                                                  171,536

Shares                                                                       Value

   21,513  El Paso Corp.                                                 $ 175,976
    4,232  ONEOK Partners L.P.                                             215,832
    4,288  Sunoco, Inc.                                                    198,620
   14,051  Teekay Tankers Ltd., Class A                                    164,818
    8,767  Valero Energy Corp.                                             211,460
                                                                       -----------
                                                                         1,313,088
                                                                       -----------
PERSONAL PRODUCTS -- 0.8%
   34,495  Schiff Nutrition International, Inc.(1)                         165,921
                                                                       -----------
PHARMACEUTICALS -- 8.0%
    5,217  Abbott Laboratories                                             289,231
    5,960  AstraZeneca plc ADR                                             229,639
   10,537  Bristol-Myers Squibb Co.                                        225,597
    7,400  Forest Laboratories, Inc.(1)                                    185,296
    3,321  Novo Nordisk A/S ADR                                            176,445
    5,683  Sanofi-Aventis SA                                               160,090
    4,201  Teva Pharmaceutical Industries Ltd. ADR                         174,131
   21,041  ViroPharma, Inc.(1)                                             252,492
                                                                       -----------
                                                                         1,692,921
                                                                       -----------
ROAD & RAIL -- 1.9%
    3,056  Burlington Northern Santa Fe Corp.                              202,460
    5,161  Norfolk Southern Corp.                                          197,976
                                                                       -----------
                                                                           400,436
                                                                       -----------
SOFTWARE -- 1.9%
    9,036  McAfee, Inc.(1)                                                 275,507
   14,819  Opnet Technologies, Inc.(1)                                     121,516
                                                                       -----------
                                                                           397,023
                                                                       -----------
THRIFTS & MORTGAGE FINANCE -- 2.7%
    6,899  Capitol Federal Financial                                       285,619
   23,891  Hudson City Bancorp., Inc.                                      277,135
                                                                       -----------
                                                                           562,754
                                                                       -----------
TOBACCO -- 1.8%
   13,448  Altria Group, Inc.                                              222,430
    4,299  Philip Morris International, Inc.                               159,708
                                                                       -----------
                                                                           382,138
                                                                       -----------
TRADING COMPANIES & DISTRIBUTORS -- 2.1%
   19,073  Beacon Roofing Supply, Inc.(1)                                  242,799
    2,834  W.W. Grainger, Inc.                                             206,741
                                                                       -----------
                                                                           449,540
                                                                       -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
   12,702  NTT DoCoMo, Inc. ADR                                            218,728
                                                                       -----------
TOTAL COMMON STOCKS
(Cost $21,825,513)                                                      21,126,324
                                                                       -----------

------

Legacy Multi Cap

Shares                                                                       Value

Temporary Cash Investments -- 0.3%

   69,904  JPMorgan U.S. Treasury Plus Money Market Fund Agency
           Shares                                                         $ 69,904
(Cost $69,904)
                                                                       -----------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $21,895,417)                                                      21,196,228
                                                                       -----------
OTHER ASSETS AND LIABILITIES(2)                                            (1,229)
                                                                       -----------
TOTAL NET ASSETS -- 100.0%                                             $21,194,999
                                                                       ===========

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2009 (UNAUDITED)
                                       Focused Large
                                            Cap         Large Cap      Multi Cap
ASSETS

Investment securities, at value
(cost of $16,159,288, $9,224,990 and
$21,895,417, respectively)                $15,625,559    $8,743,311    $21,196,228

Receivable for investments sold             5,838,866            --             --

Receivable for capital shares sold              1,454         1,210         10,286

Dividends and interest receivable              44,632         6,563         15,045
                                         ------------   -----------   ------------
                                           21,510,511     8,751,084     21,221,559
                                         ------------   -----------   ------------

LIABILITIES

Disbursements in excess of demand
deposit cash                                2,662,794            --             --

Payable for investments purchased           3,160,188            --             --

Payable for capital shares redeemed            41,286            --          5,105

Accrued management fees                        17,117         8,385         21,377

Distribution and service fees payable              63           308             78
                                         ------------   -----------   ------------
                                            5,881,448         8,693         26,560
                                         ------------   -----------   ------------

NET ASSETS                                $15,629,063    $8,742,391    $21,194,999
                                         ============   ===========   ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in
surplus)                                 $ 31,930,558   $14,457,674   $ 35,983,859

Accumulated undistributed net
investment income (loss)                     (70,965)        26,326        211,956

Accumulated net realized loss on
investment transactions                  (15,696,801)   (5,259,930)   (14,301,627)

Net unrealized depreciation on
investments                                 (533,729)     (481,679)      (699,189)
                                         ------------   -----------   ------------
                                         $ 15,629,063   $ 8,742,391   $ 21,194,999
                                         ============   ===========   ============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                $15,354,710    $7,304,072    $20,867,198

Shares outstanding                          2,075,173     1,005,912      2,992,686

Net asset value per share                       $7.40         $7.26          $6.97

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                    $24,072      $607,004        $19,919

Shares outstanding                              3,245        83,414          2,845

Net asset value per share                       $7.42         $7.28          $7.00

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                                   $237,340      $258,754       $269,522

Shares outstanding                             32,178        35,735         38,868

Net asset value per share                       $7.38         $7.24          $6.93

R CLASS, $0.01 PAR VALUE

Net assets                                    $12,941      $572,561        $38,360

Shares outstanding                              1,759        79,311          5,569

Net asset value per share                       $7.36         $7.22          $6.89

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED)
                                  Focused Large
                                          Cap          Large Cap      Multi Cap
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes
withheld of $132,686, $1,466 and
$2,011, respectively)                      $ 70,096       $ 87,556       $ 358,616

Interest                                        944          4,927           1,770
                                      -------------   ------------   -------------
                                             71,040         92,483         360,386
                                      -------------   ------------   -------------

EXPENSES:

Management fees                             139,423         63,176         147,164

Distribution and service fees:

 Advisor Class                                  578            941             566

 R Class                                         64          1,752             118

Directors' fees and expenses                    552            266             530

Other expenses                                1,388             22              52
                                      -------------   ------------   -------------
                                            142,005         66,157         148,430
                                      -------------   ------------   -------------

NET INVESTMENT INCOME (LOSS)               (70,965)         26,326         211,956
                                      -------------   ------------   -------------

REALIZED AND UNREALIZED GAIN
(LOSS)

Net realized gain (loss) on
investment transactions                (10,942,746)    (4,903,487)     (9,181,797)

Change in net unrealized
appreciation (depreciation) on
investments                             (2,115,598)      (967,199)     (5,053,927)
                                      -------------   ------------   -------------
NET REALIZED AND UNREALIZED GAIN
(LOSS)                                 (13,058,344)    (5,870,686)    (14,235,724)
                                      -------------   ------------   -------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS      $(13,129,309)   $(5,844,360)   $(14,023,768)
                                      =============   ============   =============

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX                             MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND
                                YEAR ENDED JULY 31, 2008 Focused Large Cap Large
                                Cap
Increase (Decrease) in
Net Assets                      2009          2008          2009          2008

OPERATIONS

Net investment income
(loss)                        $ (70,965)      $ 49,777      $ 26,326       $ 6,911

Net realized gain (loss)    (10,942,746)   (4,616,872)   (4,903,487)      (79,650)

Change in net unrealized
appreciation
(depreciation)               (2,115,598)     (263,252)     (967,199)     (406,076)
                            ------------   -----------   -----------   -----------
Net increase (decrease)
in net assets resulting
from operations             (13,129,309)   (4,830,347)   (5,844,360)     (478,815)
                            ------------   -----------   -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:

 Investor Class                       --     (126,337)            --      (19,295)

 Institutional Class                  --      (18,993)            --       (3,251)

 Advisor Class                        --       (4,343)            --       (2,193)

 R Class                              --         (320)            --       (1,119)

From net realized gains:

 Investor Class                       --     (887,994)            --     (335,193)

 Institutional Class                  --     (115,208)            --      (45,918)

 Advisor Class                        --      (38,076)            --      (53,441)

 R Class                              --       (3,734)            --      (45,741)

From tax return of
capital:

 Investor Class                       --     (234,140)            --      (43,667)

 Institutional Class                  --      (35,199)            --       (7,359)

 Advisor Class                        --       (8,049)            --       (4,965)

 R Class                              --         (594)            --       (2,534)
                            ------------   -----------   -----------   -----------

Decrease in net assets
from distributions                    --   (1,472,987)            --     (564,676)
                            ------------   -----------   -----------   -----------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from
capital share transactions  (11,336,943)    32,324,361   (2,065,491)     9,111,702
                            ------------   -----------   -----------   -----------

NET INCREASE (DECREASE)
IN NET ASSETS               (24,466,252)    26,021,027   (7,909,851)     8,068,211

NET ASSETS

Beginning of period           40,095,315    14,074,288    16,652,242     8,584,031
                            ------------   -----------   -----------   -----------
End of period               $ 15,629,063   $40,095,315   $ 8,742,391   $16,652,242
                            ============   ===========   ===========   ===========

Accumulated undistributed
net investment income
(loss)                         $(70,965)            --       $26,326            --
                            ============   ===========   ===========   ===========

See Notes to Financial Statements.

------

SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND YEAR ENDED JULY 31, 2008
                                                                       Multi Cap
Increase (Decrease) in Net Assets                          2009           2008

OPERATIONS

Net investment income (loss)                               $ 211,956    $ (70,406)

Net realized gain (loss)                                 (9,181,797)   (5,119,615)

Change in net unrealized appreciation (depreciation)     (5,053,927)     2,407,698
                                                        ------------   -----------
Net increase (decrease) in net assets resulting from
operations                                              (14,023,768)   (2,782,323)
                                                        ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS

From net realized gains:

 Investor Class                                                   --     (552,672)

 Institutional Class                                              --         (257)

 Advisor Class                                                    --      (12,791)

 R Class                                                          --         (696)
                                                        ------------   -----------
Decrease in net assets from distributions                         --     (566,416)
                                                        ------------   -----------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                       (1,015,673)     1,216,738
                                                        ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS                   (15,039,441)   (2,132,001)

NET ASSETS

Beginning of period                                       36,234,440    38,366,441
                                                        ------------   -----------
End of period                                           $ 21,194,999   $36,234,440
                                                        ============   ===========

Undistributed net investment income                         $211,956            --
                                                       ============   ===========

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2009 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Legacy Focused Large Cap Fund (Focused
Large Cap), Legacy Large Cap Fund (Large Cap) and Legacy Multi Cap Fund (Multi
Cap) (collectively, the funds) are three funds in a series issued by the corporation. Focused Large Cap is nondiversified under the 1940 Act. Large Cap and Multi Cap are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. Focused Large Cap and Large Cap pursue their investment objective by investing in stocks of large-sized market capitalization companies. Multi Cap pursues its investment objective by investing in stocks of small-, mid- and large-sized market capitalization companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Directors or its designee, in accordance with procedures adopted by the Board of
Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

------

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with certain other funds in the
American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. All tax years for the funds remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account each fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American
Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies
(strategy assets). The annual management fee schedule for Focused Large Cap and
Large Cap ranges from 0.80% to 1.10% for the Investor Class, Advisor Class and R
Class. The annual management fee schedule for Multi Cap ranges from 0.85% to
1.15% for the Investor Class, Advisor Class and R Class. The Institutional Class
is 0.20% less at each point within the range.

The effective annual management fee for each class of each fund for the six months ended January 31, 2009, was as follows:

                          Investor, Advisor & R   Institutional

Focused Large Cap                 1.10%               0.90%

Large Cap                         1.10%               0.90%

Multi Cap                         1.15%               0.95%

------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the
Advisor Class and R Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century
Investment Services, Inc. (ACIS) an annual distribution and service fee of
0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services.
Fees incurred under the plans during the six months ended January 31, 2009, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. ACIM owns 13% of the outstanding shares of Large Cap. Learning Quest 529 Education Savings Program (Learning
Quest) owns 49% of the outstanding shares of Multi Cap. Learning Quest is managed by ACIM. ACIM and Learning Quest do not invest in the funds for the purpose of exercising management or control.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is a
wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended January 31, 2009, were as follows:

                         Focused Large Cap    Large Cap     Multi Cap

Purchases                   $43,125,925      $20,185,404   $46,203,371

Proceeds from sales         $53,627,745      $22,031,698   $46,670,896

------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

                               Six months ended                Year ended
                               January 31, 2009               July 31, 2008
                            Shares         Amount         Shares        Amount
Focused Large Cap

INVESTOR CLASS

Sold                          622,832     $ 5,926,038     4,161,104   $ 58,235,418

Issued in reinvestment
of distributions                   --              --        84,574      1,217,864

Redeemed                  (1,485,039)    (14,497,776)   (1,996,800)   (26,482,190)
                          -----------   -------------   -----------   ------------
                            (862,207)     (8,571,738)     2,248,878     32,971,092
                          -----------   -------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                           33,059         371,879        90,169      1,242,786

Issued in reinvestment
of distributions                   --              --        11,764        169,400

Redeemed                    (341,286)     (2,621,563)      (74,736)    (1,120,658)
                          -----------   -------------   -----------   ------------
                            (308,227)     (2,249,684)        27,197        291,528
                          -----------   -------------   -----------   ------------
ADVISOR CLASS

Sold                            2,499          27,942       168,156      2,424,653

Issued in reinvestment
of distributions                   --              --         3,370         48,497

Redeemed                     (49,043)       (504,208)     (169,692)    (2,354,336)
                          -----------   -------------   -----------   ------------
                             (46,544)       (476,266)         1,834        118,814
                          -----------   -------------   -----------   ------------
R CLASS

Sold                              239           2,076        15,877        220,558

Issued in reinvestment
of distributions                   --              --           216          3,113

Redeemed                      (3,849)        (41,331)      (85,940)    (1,280,744)
                          -----------   -------------   -----------   ------------
                              (3,610)        (39,255)      (69,847)    (1,057,073)
                          -----------   -------------   -----------   ------------
Net increase (decrease)   (1,220,588)   $(11,336,943)     2,208,062   $ 32,324,361
                          ===========   =============   ===========   ============

Large Cap

INVESTOR CLASS

Sold                          230,445     $ 2,103,995     1,072,268    $13,516,225

Issued in reinvestment
of distributions                   --              --        31,178        393,152

Redeemed                    (387,291)     (3,576,248)     (435,290)    (5,386,901)
                          -----------   -------------   -----------   ------------
                            (156,846)     (1,472,253)       668,156      8,522,476
                          -----------   -------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                            1,886          15,430         1,583         19,535

Issued in reinvestment
of distributions                   --              --         4,483         56,528
                          -----------   -------------   -----------   ------------
                                1,886          15,430         6,066         76,063
                          -----------   -------------   -----------   ------------
ADVISOR CLASS

Sold                           16,705         175,238        35,987        457,405

Issued in reinvestment
of distributions                   --              --         4,809         60,599

Redeemed                     (93,594)       (785,405)       (3,446)       (42,617)
                          -----------   -------------   -----------   ------------
                             (76,889)       (610,167)        37,350        475,387
                          -----------   -------------   -----------   ------------
R CLASS

Sold                              197           1,499            24            300

Issued in reinvestment
of distributions                   --              --         3,920         49,394
Redeemed                           --              --         (918)       (11,918)
                          -----------   -------------   -----------   ------------
                                  197           1,499         3,026         37,776
                          -----------   -------------   -----------   ------------
Net increase (decrease)     (231,652)    $(2,065,491)       714,598    $ 9,111,702
                          ===========   =============   ===========   ============

------

                                 Six months ended              Year ended
                                 January 31, 2009             July 31, 2008
                              Shares       Amount         Shares        Amount
Multi Cap

INVESTOR CLASS

Sold                           631,763    $ 4,853,490     1,789,560   $ 23,462,102

Issued in reinvestment of
distributions                       --             --        20,818        275,219

Redeemed                     (657,839)    (5,657,518)   (1,668,251)   (21,143,592)
                             ---------   ------------   -----------   ------------
                              (26,076)      (804,028)       142,127      2,593,729
                             ---------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                             1,330          9,931           771          8,972

Issued in reinvestment of
distributions                       --             --            19            257

Redeemed                         (771)        (5,751)      (48,735)      (700,000)
                             ---------   ------------   -----------   ------------
                                   559          4,180      (47,945)      (690,771)
                             ---------   ------------   -----------   ------------
ADVISOR CLASS

Sold                             6,596         50,000        86,754      1,183,029

Issued in reinvestment of
distributions                       --             --           970         12,791

Redeemed                      (32,064)      (265,662)      (91,173)    (1,235,954)
                             ---------   ------------   -----------   ------------
                              (25,468)      (215,662)       (3,449)       (40,134)
                             ---------   ------------   -----------   ------------
R CLASS

Sold                               722          5,627        14,342        172,188

Issued in reinvestment of
distributions                       --             --            53            696

Redeemed                         (717)        (5,790)      (59,845)      (818,970)
                             ---------   ------------   -----------   ------------
                                     5          (163)      (45,450)      (646,086)
                             ---------   ------------   -----------   ------------
Net increase (decrease)       (50,980)   $(1,015,673)        45,283    $ 1,216,738
                             =========   ============   ===========   ============

5. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities as of January 31, 2009:

                                                                      Value of
Fund/Valuation Inputs                                        Investment Securities

FOCUSED LARGE CAP

Level 1 -- Quoted Prices                                          $15,625,559
Level 2 -- Other Significant Observable Inputs                             --
Level 3 -- Significant Unobservable Inputs                                 --
                                                                  -----------
                                                                  $15,625,559
                                                                  ===========

------

                                                                      Value of
Fund/Valuation Inputs                                        Investment Securities

LARGE CAP

Level 1 -- Quoted Prices                                           $8,743,311
Level 2 -- Other Significant Observable Inputs                             --
Level 3 -- Significant Unobservable Inputs                                 --
                                                                  -----------
                                                                   $8,743,311
                                                                  ===========

MULTI CAP

Level 1 -- Quoted Prices                                          $21,196,228
Level 2 -- Other Significant Observable Inputs                             --
Level 3 -- Significant Unobservable Inputs                                 --
                                                                  -----------
                                                                  $21,196,228
                                                                  ===========

6. RISK FACTORS

The funds' investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

Focused Large Cap is considered nondiversified which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified.

Multi Cap invests in common stocks of small companies. Because of this, Multi
Cap may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

7. BANK LINE OF CREDIT

The funds, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with
Bank of America, N.A. The line expired December 10, 2008, and was not renewed.
The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended January 31, 2009.

8. INTERFUND LENDING

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an
Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund's investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors.
During the six months ended January 31, 2009, the funds did not utilize the program.

------

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

                                                Focused
                                              Large Cap    Large Cap     Multi Cap

Federal tax cost of investments             $16,159,288   $9,254,472   $21,957,967
                                            ===========   ==========   ===========
Gross tax appreciation of investments         $ 305,668    $ 334,138     $ 864,050

Gross tax depreciation of investments         (839,397)    (845,299)   (1,625,789)
                                            -----------   ----------   -----------
Net tax appreciation (depreciation) of
investments                                 $ (533,729)   $(511,161)   $ (761,739)
                                            ===========   ==========   ===========

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2008, Multi Cap had accumulated capital losses of $(1,217,468), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2016.

Focused Large Cap, Large Cap and Multi Cap had capital loss deferrals of
$(4,680,536), $(355,108) and $(3,902,367), respectively, which represent net capital losses incurred in the nine-month period ended July 31, 2008. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in September
2006, which is effective for fiscal years beginning after November 15, 2007. FAS
157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------

FINANCIAL HIGHLIGHTS
Legacy Focused Large Cap

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2009(1)      2008    2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $12.03    $12.51  $10.11     $10.00
                                               ------    ------  ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)               (0.03)      0.02    0.12       0.01

 Net Realized and Unrealized Gain
 (Loss)                                        (4.60)      0.15    2.34       0.10
                                               ------    ------  ------     ------
 Total From Investment Operations              (4.63)      0.17    2.46       0.11
                                               ------    ------  ------     ------
Distributions

 From Net Investment Income                        --    (0.07)  (0.06)         --

 From Net Realized Gains                           --    (0.46)      --         --

 From Tax Return of Capital                        --    (0.12)      --         --
                                               ------    ------  ------     ------
 Total Distributions                               --    (0.65)  (0.06)         --
                                               ------    ------  ------     ------
Net Asset Value, End of Period                  $7.40    $12.03  $12.51     $10.11
                                               ======    ======  ======     ======

TOTAL RETURN(4)                              (38.49)%     0.49%  24.44%      1.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                   1.11%(5)     1.11%   1.10%   1.10%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      (0.56)%(5)     0.13%   1.24%   0.88%(5)

Portfolio Turnover Rate                          166%      188%    255%        30%

Net Assets, End of Period (in thousands)      $15,355   $35,334  $8,614     $3,669

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Legacy Focused Large Cap

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                               2009(1)     2008    2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period            $12.04   $12.53  $10.11     $10.00
                                                ------   ------  ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                (0.02)     0.06    0.18       0.02

 Net Realized and Unrealized Gain
 (Loss)                                         (4.60)     0.13    2.31       0.09
                                                ------   ------  ------     ------
 Total From Investment Operations               (4.62)     0.19    2.49       0.11
                                                ------   ------  ------     ------
Distributions

 From Net Investment Income                         --   (0.08)  (0.07)         --

 From Net Realized Gains                            --   (0.46)      --         --

 From Tax Return of Capital                         --   (0.14)      --         --
                                                ------   ------  ------     ------
 Total Distributions                                --   (0.68)  (0.07)         --
                                                ------   ------  ------     ------
Net Asset Value, End of Period                   $7.42   $12.04  $12.53     $10.11
                                                ======   ======  ======     ======

TOTAL RETURN(4)                               (38.37)%    0.61%  24.78%      1.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                    0.91%(5)    0.91%   0.90%   0.90%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          (0.36)%(5)    0.33%   1.44%   1.08%(5)

Portfolio Turnover Rate                           166%     188%    255%        30%

Net Assets, End of Period (in thousands)           $24   $3,751  $3,561       $758

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Legacy Focused Large Cap

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2009(1)      2008    2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $12.01    $12.49  $10.11     $10.00
                                               ------    ------  ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)               (0.04)    (0.01)    0.10       0.01

 Net Realized and Unrealized Gain
 (Loss)                                        (4.59)      0.14    2.33       0.10
                                               ------    ------  ------     ------
 Total From Investment Operations              (4.63)      0.13    2.43       0.11
                                               ------    ------  ------     ------
Distributions

 From Net Investment Income                        --    (0.05)  (0.05)         --

 From Net Realized Gains                           --    (0.46)      --         --

 From Tax Return of Capital                        --    (0.10)      --         --
                                               ------    ------  ------     ------
 Total Distributions                               --    (0.61)  (0.05)         --
                                               ------    ------  ------     ------
Net Asset Value, End of Period                  $7.38    $12.01  $12.49     $10.11
                                               ======    ======  ======     ======

TOTAL RETURN(4)                              (38.55)%     0.24%  24.07%      1.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                   1.36%(5)     1.36%   1.35%   1.35%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      (0.81)%(5)   (0.12)%   0.99%   0.63%(5)

Portfolio Turnover Rate                          166%      188%    255%        30%

Net Assets, End of Period (in thousands)         $237      $945    $960       $845

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Legacy Focused Large Cap

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2009(1)      2008    2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $11.99    $12.47  $10.10     $10.00
                                               ------    ------  ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)               (0.04)      0.01    0.07       0.01

 Net Realized and Unrealized Gain
 (Loss)                                        (4.59)      0.08    2.33       0.09
                                               ------    ------  ------     ------
 Total From Investment Operations              (4.63)      0.09    2.40       0.10
                                               ------    ------  ------     ------
Distributions

 From Net Investment Income                        --    (0.04)  (0.03)         --

 From Net Realized Gains                           --    (0.46)      --         --

 From Tax Return of Capital                        --    (0.07)      --         --
                                               ------    ------  ------     ------
 Total Distributions                               --    (0.57)  (0.03)         --
                                               ------    ------  ------     ------
Net Asset Value, End of Period                  $7.36    $11.99  $12.47     $10.10
                                               ======    ======  ======     ======

TOTAL RETURN(4)                              (38.62)%   (0.02)%  23.82%      1.00%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                   1.61%(5)     1.61%   1.60%   1.60%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      (1.06)%(5)   (0.37)%   0.74%   0.38%(5)

Portfolio Turnover Rate                          166%      188%    255%        30%

Net Assets, End of Period (in thousands)          $13       $64    $938       $758

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2009(1)      2008    2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $11.60    $11.90  $10.15     $10.00
                                               ------    ------  ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                 0.02      0.01    0.08       0.01

 Net Realized and Unrealized Gain
 (Loss)                                        (4.36)      0.41    1.73       0.14
                                               ------    ------  ------     ------
 Total From Investment Operations              (4.34)      0.42    1.81       0.15
                                               ------    ------  ------     ------
Distributions

 From Net Investment Income                        --    (0.03)  (0.06)         --

 From Net Realized Gains                           --    (0.61)      --         --

 From Tax Return of Capital                        --    (0.08)      --         --
                                               ------    ------  ------     ------
 Total Distributions                               --    (0.72)  (0.06)         --
                                               ------    ------  ------     ------
Net Asset Value, End of Period                  $7.26    $11.60  $11.90     $10.15
                                               ======    ======  ======     ======

TOTAL RETURN(4)                              (37.41)%     3.07%  17.83%      1.50%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                   1.10%(5)     1.11%   1.10%   1.10%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                           0.49%(5)     0.10%   0.72%   0.66%(5)

Portfolio Turnover Rate                          172%      175%    246%        39%

Net Assets, End of Period (in thousands)       $7,304   $13,487  $5,887     $2,180

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                               2009(1)     2008    2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period            $11.61   $11.92  $10.15     $10.00
                                                ------   ------  ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                  0.03     0.04    0.10       0.01

 Net Realized and Unrealized Gain
 (Loss)                                         (4.36)     0.40    1.74       0.14
                                                ------   ------  ------     ------
 Total From Investment Operations               (4.33)     0.44    1.84       0.15
                                                ------   ------  ------     ------
Distributions

 From Net Investment Income                         --   (0.04)  (0.07)         --

 From Net Realized Gains                            --   (0.61)      --         --

 From Tax Return of Capital                         --   (0.10)      --         --
                                                ------   ------  ------     ------
 Total Distributions                                --   (0.75)  (0.07)         --
                                                ------   ------  ------     ------
Net Asset Value, End of Period                   $7.28   $11.61  $11.92     $10.15
                                                ======   ======  ======     ======

TOTAL RETURN(4)                               (37.30)%    3.19%  18.16%      1.50%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets                                        0.90%(5)    0.91%   0.90%   0.90%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                            0.69%(5)    0.30%   0.92%   0.86%(5)

Portfolio Turnover Rate                           172%     175%    246%        39%

Net Assets, End of Period (in thousands)          $607     $947    $899       $761

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2009(1)      2008    2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $11.58    $11.88  $10.14     $10.00
                                               ------    ------  ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                 0.01    (0.02)    0.05       0.01

 Net Realized and Unrealized Gain
 (Loss)                                        (4.35)      0.41    1.73       0.13
                                               ------    ------  ------     ------
 Total From Investment Operations              (4.34)      0.39    1.78       0.14
                                               ------    ------  ------     ------
Distributions

 From Net Investment Income                        --    (0.02)  (0.04)         --

 From Net Realized Gains                           --    (0.61)      --         --

 From Tax Return of Capital                        --    (0.06)      --         --
                                               ------    ------  ------     ------
 Total Distributions                               --    (0.69)  (0.04)         --
                                               ------    ------  ------     ------
Net Asset Value, End of Period                  $7.24    $11.58  $11.88     $10.14
                                               ======    ======  ======     ======

TOTAL RETURN(4)                              (37.48)%     2.81%  17.59%      1.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                   1.35%(5)     1.36%   1.35%   1.35%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                           0.24%(5)   (0.15)%   0.47%   0.41%(5)

Portfolio Turnover Rate                          172%      175%    246%        39%

Net Assets, End of Period (in thousands)         $259    $1,304    $895       $761

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2009(1)      2008    2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $11.56    $11.87  $10.14     $10.00
                                               ------    ------  ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                --(4)    (0.05)    0.02      --(4)

 Net Realized and Unrealized Gain
 (Loss)                                        (4.34)      0.40    1.73       0.14
                                               ------    ------  ------     ------
 Total From Investment Operations              (4.34)      0.35    1.75       0.14
                                               ------    ------  ------     ------
Distributions

 From Net Investment Income                        --    (0.02)  (0.02)      --(4)

 From Net Realized Gains                           --    (0.61)      --         --

 From Tax Return of Capital                        --    (0.03)      --         --
                                               ------    ------  ------     ------
 Total Distributions                               --    (0.66)  (0.02)      --(4)
                                               ------    ------  ------     ------
Net Asset Value, End of Period                  $7.22    $11.56  $11.87     $10.14
                                               ======    ======  ======     ======

TOTAL RETURN(5)                              (37.54)%     2.47%  17.33%      1.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                   1.60%(6)     1.61%   1.60%   1.60%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      (0.01)%(6)   (0.40)%   0.22%   0.16%(6)

Portfolio Turnover Rate                          172%      175%    246%        39%

Net Assets, End of Period (in thousands)         $573      $915    $903       $760

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                             2009(1)      2008     2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $11.72    $12.60    $9.94     $10.00
                                              ------    ------   ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                0.07    (0.02)   (0.02)       0.01

 Net Realized and Unrealized Gain
 (Loss)                                       (4.82)    (0.69)     2.72     (0.07)
                                              ------    ------   ------     ------
 Total From Investment Operations             (4.75)    (0.71)     2.70     (0.06)
                                              ------    ------   ------     ------
Distributions

 From Net Investment Income                       --        --   (0.04)         --

 From Net Realized Gains                          --    (0.17)       --         --
                                              ------    ------   ------     ------
 Total Distributions                              --    (0.17)   (0.04)         --
                                              ------    ------   ------     ------
Net Asset Value, End of Period                 $6.97    $11.72   $12.60      $9.94
                                              ======    ======   ======     ======

TOTAL RETURN(4)                             (40.53)%   (5.78)%   27.21%    (0.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                  1.15%(5)     1.16%    1.15%   1.15%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          1.67%(5)   (0.17)%  (0.16)%   0.99%(5)

Portfolio Turnover Rate                         179%      173%     230%        14%

Net Assets, End of Period (in thousands)     $20,867   $35,392  $36,240     $2,801

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2009(1)      2008    2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $11.76    $12.61   $9.94     $10.00
                                               ------    ------  ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                 0.08    (0.01)    0.02       0.02

 Net Realized and Unrealized Gain
 (Loss)                                        (4.84)    (0.67)    2.70     (0.08)
                                               ------    ------  ------     ------
 Total From Investment Operations              (4.76)    (0.68)    2.72     (0.06)
                                               ------    ------  ------     ------
Distributions

 From Net Investment Income                        --        --  (0.05)         --

 From Net Realized Gains                           --    (0.17)      --         --
                                               ------    ------  ------     ------
 Total Distributions                               --    (0.17)  (0.05)         --
                                               ------    ------  ------     ------
Net Asset Value, End of Period                  $7.00    $11.76  $12.61      $9.94
                                               ======    ======  ======     ======

TOTAL RETURN(4)                              (40.48)%   (5.53)%  27.45%    (0.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                   0.95%(5)     0.96%   0.95%   0.95%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                           1.87%(5)     0.03%   0.04%   1.19%(5)

Portfolio Turnover Rate                          179%      173%    230%        14%

Net Assets, End of Period (in thousands)          $20       $27    $633       $497

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                             2009(1)      2008     2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $11.67    $12.58    $9.94     $10.00
                                              ------    ------   ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                0.05    (0.05)   (0.03)       0.01

 Net Realized and Unrealized Gain
 (Loss)                                       (4.79)    (0.69)     2.69     (0.07)
                                              ------    ------   ------     ------
 Total From Investment Operations             (4.74)    (0.74)     2.66     (0.06)
                                              ------    ------   ------     ------
Distributions

 From Net Investment Income                       --        --   (0.02)         --

 From Net Realized Gains                          --    (0.17)       --         --
                                              ------    ------   ------     ------
 Total Distributions                              --    (0.17)   (0.02)         --
                                              ------    ------   ------     ------
Net Asset Value, End of Period                 $6.93    $11.67   $12.58      $9.94
                                              ======    ======   ======     ======

TOTAL RETURN(4)                             (40.62)%   (6.03)%   26.83%    (0.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                  1.40%(5)     1.41%    1.40%   1.40%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          1.42%(5)   (0.42)%  (0.41)%   0.74%(5)

Portfolio Turnover Rate                         179%      173%     230%        14%

Net Assets, End of Period (in thousands)        $270      $751     $853       $618

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                             2009(1)      2008     2007    2006(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $11.61    $12.56    $9.93     $10.00
                                              ------    ------   ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                0.05    (0.08)   (0.06)       0.01

 Net Realized and Unrealized Gain
 (Loss)                                       (4.77)    (0.70)     2.70     (0.08)
                                              ------    ------   ------     ------
 Total From Investment Operations             (4.72)    (0.78)     2.64     (0.07)
                                              ------    ------   ------     ------
Distributions

 From Net Investment Income                       --        --   (0.01)         --

 From Net Realized Gains                          --    (0.17)       --         --
                                              ------    ------   ------     ------
 Total Distributions                              --    (0.17)   (0.01)         --
                                              ------    ------   ------     ------
Net Asset Value, End of Period                 $6.89    $11.61   $12.56      $9.93
                                              ======    ======   ======     ======

TOTAL RETURN(4)                             (40.65)%   (6.36)%   26.58%    (0.70)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets                                  1.65%(5)     1.66%    1.65%   1.65%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          1.17%(5)   (0.67)%  (0.66)%   0.49%(5)

Portfolio Turnover Rate                         179%      173%     230%        14%

Net Assets, End of Period (in thousands)         $38       $65     $641       $497

(1) Six months ended January 31, 2009 (unaudited).

(2) May 31, 2006 (fund inception) through July 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan.
You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century Investments' website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (EMERGING MARKETS) INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL 3000® GROWTH INDEX measures the performance of those Russell 3000
Index companies (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------

NOTES

------

[back cover]

[american century investments logo and text logo (R)]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . . . .       1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE. . . . . . . . . . . . . .       1-800-345-2021 or
                                                                    816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS .
.. . . . . . . . . . . . . . . . . . . . . . . . . .               1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES. . . . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY GROWTH FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0903
CL-SAN-64734N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GROWTH FUNDS, INC.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    March 31, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    March 31, 2009

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    March 31, 2009